Average Annual Total Returns{- Fidelity® Arizona Municipal Income Fund} - 08.31 Fidelity Arizona Municipal Funds Combo PRO-12 - Fidelity® Arizona Municipal Income Fund	Fidelity Arizona Municipal Income Fund-Default Return Before Taxes Past 1 year	Fidelity Arizona Municipal Income Fund-Default Return Before Taxes Past 5 years	Fidelity Arizona Municipal Income Fund-Default Return Before Taxes Past 10 years	Fidelity Arizona Municipal Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity Arizona Municipal Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity Arizona Municipal Income Fund-Default After Taxes on Distributions Past 10 years	Fidelity Arizona Municipal Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Arizona Municipal Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Arizona Municipal Income Fund-Default After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	IXYGL Past 1 year	IXYGL Past 5 years	IXYGL Past 10 years
Total	4.50%	3.52%	4.52%	4.40%	3.46%	4.45%	3.63%	3.27%	4.20%	5.21%	3.91%	4.63%	5.18%	3.93%	4.96%